Intangible assets (Tables)	12 Months Ended
Sep. 30, 2019
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Internal-use software	2 to 7 years
Business solutions	2 to 10 years
Software licenses	3 to 8 years
Client relationships	2 to 10 years

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2018	95,707	114,701	82,256	444,593	216,490	1,025,083	1,978,830
Additions	4,321	9,433	911	61,693	20,196	—	96,554
Additions - business acquisitions (Note 25)	77	—	—	—	201	113,786	114,064
Disposals/retirements	(436)	(326)	(803)	(46)	(13,281)	(24,321)	(39,213)
Foreign currency translation adjustment	(465)	(519)	(1,336)	5,144	(2,096)	(19,209)	(18,481)
As at September 30, 2019	99,204	123,289	81,028	511,384	221,510	1,095,339	2,131,754
Accumulated amortization
As at September 30, 2018	72,177	58,212	80,586	277,092	145,078	866,359	1,499,504
Amortization expense (Note 23)	8,872	11,513	1,319	37,318	29,356	76,182	164,560
Disposals/retirements	(436)	(326)	(803)	(46)	(13,247)	(24,321)	(39,179)
Foreign currency translation adjustment	(146)	(304)	(1,195)	3,482	(1,596)	(11,354)	(11,113)
As at September 30, 2019	80,467	69,095	79,907	317,846	159,591	906,866	1,613,772
Net carrying amount as at September 30, 2019	18,737	54,194	1,121	193,538	61,919	188,473	517,982

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships and other	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2017	99,047	94,788	84,044	387,624	217,875	965,687	1,849,065
Additions	5,742	21,724	—	47,125	19,343	—	93,934
Additions - business acquisitions	—	—	—	—	—	46,755	46,755
Disposals/retirements	(10,145)	(1,605)	(1,503)	(2,796)	(22,278)	—	(38,327)
Foreign currency translation adjustment	1,063	(206)	(285)	12,640	1,550	12,641	27,403
As at September 30, 2018	95,707	114,701	82,256	444,593	216,490	1,025,083	1,978,830
Accumulated amortization
As at September 30, 2017	74,286	50,842	78,151	237,351	131,672	786,337	1,358,639
Amortization expense (Note 23)	7,385	7,757	3,954	33,197	34,186	70,447	156,926
Impairment (Note 23)	—	1,209	—	57	—	—	1,266
Disposals/retirements	(10,145)	(1,605)	(1,503)	(2,062)	(21,926)	—	(37,241)
Foreign currency translation adjustment	651	9	(16)	8,549	1,146	9,575	19,914
As at September 30, 2018	72,177	58,212	80,586	277,092	145,078	866,359	1,499,504
Net carrying amount as at September 30, 2018	23,530	56,489	1,670	167,501	71,412	158,724	479,326